Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	53,056	151,219	21,994
Less: allowance for doubtful accounts	(3,462)	(9,308)	(1,354)
Total accounts receivable, net	49,594	141,911	20,640

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of year	1,035	3,462	504
Provisions	2,427	6,389	929
Write-offs	—	(543)	(79)
Balance at end of year	3,462	9,308	1,354